Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

18.Subsequent events

The Company has evaluated subsequent events through the issuance of the consolidated financial statements and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as disclosed below.

On February 9, 2026, the Company established Beijing YJZY Tech Co., Ltd. in PRC.

In April 2026, a wholly-owned subsidiary of the Company borrowed RMB1,100 (approximately US$157) from a third party for daily operation. The loan has an annual interest of 6% and a one-year maturity.